Schedule of deferred tax (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 7,732,219	$ 10,094,281	$ 6,537,161
Deferred tax assets, gross	1,314,477	1,716,028	1,111,317
Valuation allowance	(1,314,477)	(1,716,028)	(1,111,317)
Deferred tax assets, net of valuation allowance